INCOME TAXES (Schedule of Income Tax Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Current	$ 5.5	$ 0.0	$ 0.0
Deferred	4.6	1.4	0.4
Income tax expense	$ 10.1	$ 1.4	$ 0.4